Restatements of Previously Issued Financial Statements (Details) - Schedule of Consolidated Statement of Operations and Comprehensive Loss - Nukkleus Inc.[Member] - USD ($)	3 Months Ended			6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2021
As Reported [Member]
Condensed Statement of Income Captions [Line Items]
Cost of revenue - financial services	$ 700,705	$ 690,184	$ 1,007,431	$ 1,697,615	$ 2,398,320	$ 762,297
Total costs of revenues	5,425,705	5,415,184	5,732,431	11,147,615	16,573,320	19,662,297
Gross loss - financial services	(348,513)	(401,167)	(678,416)	(1,079,583)	(1,428,096)	(675,333)
Total gross loss	(273,513)	(326,167)	(603,416)	(929,583)	(1,203,096)	(375,333)
Professional fees	911,856	1,066,816	921,732	1,988,548	2,900,404	396,277
Compensation and related benefits	100,115				355,359
Other general and administrative	155,539		353,121		449,216	160,794
Total operating expenses	1,380,978	1,527,555	1,340,207	2,867,762	4,248,740	557,071
Adjustment [Member]
Condensed Statement of Income Captions [Line Items]
Cost of revenue - financial services	(135,072)	(142,465)	(133,226)	(275,691)	(410,763)	(293,011)
Total costs of revenues	(135,072)	(142,465)	(133,226)	(275,691)	(410,763)	(293,011)
Gross loss - financial services	135,072	142,465	133,226	275,691	410,763	293,011
Total gross loss	135,072	142,465	133,226	275,691	410,763	293,011
Professional fees	135,071	142,465	133,226	275,691	410,762	138,559
Compensation and related benefits	(9,501)				(9,501)
Other general and administrative	9,502				9,502	154,452
Total operating expenses	135,072	142,465	133,226	275,691	410,763	293,011
As Restated [Member]
Condensed Statement of Income Captions [Line Items]
Cost of revenue - financial services	565,633	547,719	874,205	1,421,924	1,987,557	469,286
Total costs of revenues	5,290,633	5,272,719	5,599,205	10,871,924	16,162,557	19,369,286
Gross loss - financial services	(213,441)	(258,702)	(545,190)	(803,892)	(1,017,333)	(382,322)
Total gross loss	(138,441)	(183,702)	(470,190)	(653,892)	(792,333)	(82,322)
Professional fees	1,046,927	1,209,281	1,054,958	2,264,239	3,311,166	534,836
Compensation and related benefits	90,614				345,858
Other general and administrative	165,041		353,121		458,718	315,246
Total operating expenses	$ 1,516,050	$ 1,670,020	$ 1,473,433	$ 3,143,453	$ 4,659,503	$ 850,082